NUVEEN UNIT TRUSTS
SERIES 3

Nuveen Investment Grade Corporate Trust, Series 1 (Intermediate)    26,223 Units

FIXED INCOME PROSPECTUS - PART TWO
DATED FEBRUARY 28, 1999

NOTE: This Prospectus Part Two may not be distributed unless accompanied by Part One.

Currently Offered at Public Offering Price plus interest accrued to the date of settlement. Minimum purchase -- either $5,000 or 50 Units ($1,000 or 10 Units for Traditional and Roth IRA purchases and $500 or nearest whole number of Units whose value is less than $500 for Education IRA purchases), whichever is less.

THE UNITS of fractional undivided interest in the Nuveen Unit Trusts being offered hereby are issued and outstanding Units that have been reacquired by John Nuveen & Co. Incorporated either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. The price paid in each instance was not less than the Redemption Price determined as provided in Part One under the caption "How Units May Be Redeemed Without Charge." The Units are being offered at the Public Offering Price computed in the manner described in Part One under the caption "Public Offering Price." Any profit or loss resulting from the sale of Units will accrue to John Nuveen & Co. Incorporated and no proceeds from the sale will be received by the Trusts.

The objective of the Investment Grade Corporate Trust is to provide a high level of current income through investing in a portfolio consisting primarily of investment grade corporate debt obligations issued after July 18, 1984. The trust may also contain U.S. Treasury obligations (which as of the initial date of deposit represented less than 20% of the principal amount of the Securities deposited in the Trust).

The Trust is available to non-resident aliens, and the income from the Trust, provided certain conditions are met, will be exempt from withholding for U.S. federal income tax for such foreign investors.

                    ESSENTIAL INFORMATION REGARDING THE TRUST
                             As of February 28, 1999
            Sponsor and Evaluator......John Nuveen & Co. Incorporated
                      Trustee......The Chase Manhattan Bank


         The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions. Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.

                                                                                                      INVESTMENT
                                                                                                         GRADE
                                                                                                    CORPORATE TRUST,
                                                                                                         SERIES 1
                                                                                                    ----------------
Principal Amount of Bonds in Trust...........................................................           $2,625,000
Number of Units..............................................................................               26,223
Fractional Undivided Interest in Trust Per Unit..............................................             1/26,223
Public Offering Price --
    Less than 1,000 Units
     Aggregate Bid Price of Bonds in Trust...................................................           $2,606,406
     Plus Sales Charge (1)...................................................................             $107,412
       Total.................................................................................           $2,713,818
     Divided by Number of Units..............................................................              $103.49
     Plus Cash Per Unit(2)...................................................................               $(.11)
     Public Offering Price Per Unit(3).......................................................              $103.38
Redemption Price Per Unit (exclusive of accrued interest)....................................               $99.29
Sponsor's Repurchase Price Per Unit (exclusive of accrued interest)..........................               $99.29
Excess of Public Offering Price Per Unit over Redemption Price Per Unit......................                $4.09
Excess of Public Offering Price Per Unit over Sponsor's Repurchase Price Per Unit                            $4.09
Par Value Per Unit(4)........................................................................              $100.00
Calculation of Net Annual Interest Income Per Unit...........................................
     Annual Interest Income..................................................................              $6.0962
     Less Estimated Annual Expense...........................................................               $.2276
     Net Annual Interest Income..............................................................              $5.8686
Daily Rate of Accrual Per Unit...............................................................              $.01630
Trustee's Annual Fee per $1,000 principal(6).................................................              $1.5602
Estimated Current Return(5)..................................................................                5.68%
Estimated Long Term Return(5)................................................................                5.71%



Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by the Trustee of units tendered for redemption.

                  ESSENTIAL INFORMATION REGARDING THE TRUST(S)
                                   (CONTINUED)


GENERAL INFORMATION

Record Dates.........................................................See "Distributions to Unitholders" in Part One
Distribution Dates...................................................See "Distributions to Unitholders" in Part One
Minimum Principal Distribution.......................................................................$0.10 per Unit
Date Trust Established.............................................................................November 5, 1997
Mandatory Termination Date.................................See "Amendment and Termination of Indenture" in Part One
Minimum Value of Trust.....................................See "Amendment and Termination of Indenture" in Part One
Sponsor's Annual Evaluation Fee..........................................$0.170 per $1000 principal amount of Bonds


----------------------
(1) See "Public Offering Price" in Part One for the method by which the sales charge is calculated.
(2) This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $0.01 per Unit and is added to (or deducted from) the Public Offering Price.
(3) Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase). On the above date there was added to the Public Offering Price of the Trust, $103.38, accrued interest to the settlement date of $.05 for a total price of $103.43.
(4) Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.
(5) See "Estimated Long Term Return and Estimated Current Return" in Part One for an explanation of these returns.
(6) The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for the Trust, will be $1.2402 under the quarterly distribution option and $1.0502 under the semi-annual distribution option.

                          NUVEEN UNIT TRUSTS, SERIES 3
        NUVEEN INVESTMENT GRADE CORPORATE TRUST, SERIES 1 (INTERMEDIATE)

                             STATEMENT OF NET ASSETS


                                October 31, 1998

ASSETS:
     Investments in securities, at market value
        (Cost $2,571,073) (Note 1).....................................................              $2,678,594
     Accrued interest receivable.......................................................                  37,587
     Other assets......................................................................                   3,150
                                                                                                    -----------
                 Total assets..........................................................               2,719,331
                                                                                                    ===========

LIABILITIES:
     Advance from trustee..............................................................                  10,320
     Accrued trustee and evaluator fees................................................                       -
     Other accrued liabilities.........................................................                   2,000
                                                                                                    -----------

                  Total liabilities....................................................                  12,320
                                                                                                    -----------

                  Net assets, applicable to 26,250 units of fractional undivided
                     interest outstanding..............................................              $2,707,011
                                                                                                    ===========


    NET ASSETS, REPRESENTED BY:
     Cost to original investors of 26,250 units sold...................................              $2,659,279
         Less initial underwriting commission (Note 1).................................               (103,705)
                                                                                                    -----------
                                                                                                      2,555,574
     Undistributed net investment income...............................................                  43,916
     Unrealized appreciation of investments............................................                 107,521
                                                                                                    -----------
                                                                                                     $2,707,011
                                                                                                    ===========


NET ASSET VALUE PER UNIT:
                                                                              NET ASSET VALUE PER UNIT
                                                                   -------------------------------------------
                                                                    BEFORE
                 TYPE OF                        UNITS               ACCRUED              ACCRUED
          INCOME DISTRIBUTION                OUTSTANDING            INTEREST             INTEREST        TOTAL
          -------------------                -----------            --------             --------        -----

Monthly...............................                15,993               $101.45         $0.48        $101.93
Quarterly.............................                 5,795               $101.45         $1.46        $102.91
Semi-Annual...........................                 4,462               $101.45         $2.95        $104.40
                                                      -------              =======         =====        =======
                                                      26,250
                                                      =======

See accompanying notes to financial statements.

                          NUVEEN UNIT TRUSTS, SERIES 3
        NUVEEN INVESTMENT GRADE CORPORATE TRUST, SERIES 1 (INTERMEDIATE)

               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

          FOR THE PERIOD NOVEMBER 5, 1997 (COMMENCEMENT OF OPERATIONS)
                            THROUGH OCTOBER 31, 1998

STATEMENT OF OPERATIONS
Investment income (Note 1):
     Interest income..............................................................               $173,301
                                                                                               ----------
     Expenses (Note 3):
         Trustee fees and expenses................................................                  5,206
         Evaluator fees...........................................................                    400
         Other expenses...........................................................                    788
                                                                                               ----------
              Total expenses......................................................                  6,394
                                                                                               ----------
                  Net investment income...........................................                166,907

Net change in unrealized appreciation or
     depreciation of investments..................................................                107,521
                                                                                               ----------
Net increase in net assets
    from operations...............................................................               $274,428
                                                                                               ==========

STATEMENT OF CHANGES IN NET ASSETS
Operations:
     Net investment income........................................................               $166,907
     Net change in unrealized appreciation or
       depreciation of investments................................................                107,521
                                                                                               ----------
                Net increase in net assets
                     from operations..............................................                274,428
Distributions to unitholders from net investment income...........................              (122,991)
                                                                                               ----------
Total increase in net assets......................................................                151,437
Net assets at beginning of period (Note 1)........................................              2,555,574
                                                                                               ----------
Net assets at end of period (including undistributed net income of $43,916).......             $2,707,011
                                                                                               ==========




See accompanying notes to financial statements.

                          NUVEEN UNIT TRUSTS, SERIES 3
        NUVEEN INVESTMENT GRADE CORPORATE TRUST, SERIES 1 (INTERMEDIATE)

                             SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 1998



                                                           OPTIONAL                                     RATINGS(2)         CARRYING
                                                          REDEMPTION                             ----------------------      VALUE
                                                          PROVISIONS                             STANDARD                AT MARKET
   PRINCIPAL      NAME OF ISSUER AND TITLE OF ISSUE            (1)     COUPON      MATURITY      & POOR'S     MOODY'S (BID PRICES)
   ---------      ---------------------------------    -------------- ----------  --------      --------      ------  ------------
       $250,000 Banc One Corporation                      None        7.600%    Due 05-01-07      A+          A1      $279,375
        250,000 CNA Financial Corporation                 None        6.750%    Due 11-15-06      A-          A3       256,250
        125,000 Donaldson Lufkin Jenrette                 None        6.900%    Due 10-01-07      A-         Baa1      123,125
        250,000 Ford Motor Credit Co.                     None        6.750%    Due 08-15-08      A+          A1       264,375
        250,000 Grand Metropolitan                        None        0.000%    Due 01-06-04      A+          A2       191,250
        250,000 GTE Corporation                           None        7.510%    Due 04-01-09      A          Baa1      285,313
        250,000 General Motors                            None        6.625%    Due 10-15-05      A-          A3       265,625
        250,000 J.C. Penney Company                       None        7.375%    Due 08-15-08      A           A2       275,313
        125,000 Lehman Brothers Holdings                  None        7.200%    Due 08-15-09      A          Baa1      116,563
        250,000 Philip Morris Companies                   None        7.650%    Due 07-01-08      A           A2       275,938
        250,000 Sears, Roebuck & Company                  None        6.700%    Due 09-18-07      A-          A2       262,812
        125,000 U.S. Treasury STRIP (3)                   None        0.000%    Due 08-15-07      NR          NR        82,655
     ----------                                                                                                      ---------
     $2,625,000                                                                                                     $2,678,594
     ==========                                                                                                      =========










See accompanying notes to Financial Statements and Notes to Schedule of Investments.

                          NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:


         The Investment Grade Corporate Trust commenced operations on November 5, 1997 with the initial deposit of 26,250 units having a value of $2,555,574.


         The Trustee is responsible for maintaining the books and records of the Trust on a cash basis and for safekeeping securities owned by the Trust. The Sponsor is responsible for preparation of the financial statements in accordance with generally accepted accounting principles based upon the books and records provided by the Trustee. The following is a summary of the significant accounting policies followed by the Trust.


         Security Valuation -- The Bonds are reflected at market value in the accompanying statement of net assets. The Sponsor determines the market price of the Bonds in the Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers (including the Sponsor) who customarily deal in bonds comparable to those held by the Trust, (2) if bid prices are not available for any of the Bonds, on the basis of bid prices for comparable bonds, (3) by causing the value of the Bonds to be determined by others engaged in the practice of evaluating, quoting or appraising comparable bonds, or (4) by any combination of the above.


         Unit Valuation -- On the Date of Deposit, the Public Offering Price of Units was determined by adding a sales charge to the Trustee's determination of the offering price of the Bonds. The value of Units offered in the secondary market maintained by the Sponsor is based upon the pro rata share of the bid price of the Bonds, plus a sales charge determined in accordance with the table set forth in Part One under the caption "Public Offering Price" based on the number of years remaining to the maturity of each Bond and adjusted for cash, if any, held or owed by such Trust.


         The initial underwriting commission and investors' original cost of Units, as shown on the statement of net assets, are based upon the assumption that the maximum sales commission was charged for each initial purchase of Units.


         Income and Expenses -- Income and expenses are recognized on the accrual basis of accounting. Gains and losses from Bond transactions are determined on a specific identification basis.


2.       INCOME TAX STATUS:

         The trust is not an association taxable as a corporation for Federal income tax purposes, and, therefore, has recorded no provision for Federal income taxes. Each unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, subchapter J of Chapter 1 of the Internal Revenue Code of 1986 and will have a taxable event each time the Trust disposes of a bond.

3.       OPERATING EXPENSES:

         See "Operating Expenses" in Part One of this Prospectus for information with respect to trustee and evaluator fees and expenses.



4.       USE OF ESTIMATES:

         The preparation of the Trust's financial statements in conformity with generally accepted accounting principles requires the Sponsor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

                       NOTES TO SCHEDULE(S) OF INVESTMENTS


            1. The Bonds are first subject to optional redemption in the years, and at the prices shown. Unless otherwise indicated, the Bonds, except for Bonds issued at a substantial original issue discount, are redeemable at declining prices (but not below par value) in subsequent years. Original issue discount bonds are generally redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable, some premium, the amount of which will decline in subsequent years. The Bonds may also be subject to sinking fund redemption without premium prior to the dates shown.


         Certain Bonds may be subject to redemption without premium prior to the date shown pursuant to special or mandatory call provisions; for example, if bond proceeds are not able to be used as contemplated, the project is condemned or sold, or the project is destroyed and insurance proceeds are used to redeem the bonds. (See Part One, "Composition of Trusts.")


         The Trustee's determination of the offering price of Bonds in the Trust may be greater or less than the amounts that may be received upon redemption or maturity of such Bonds. Subject to rules concerning amortization of bond premium and of original issue discount, gain or loss realized by the Trustee on disposition of any Bonds will be recognized as taxable capital gain or loss by Unitholders. (See Part One, "Tax Status of Unitholders.")


            2. The ratings shown, which are not covered by the report of independent public accountants, are those assigned as of the date of the Schedule of Investments.


            3. This Security has been purchased at a deep discount from the par value because there is no stated interest income thereon. Securities which pay no interest are normally described as "zero coupon" securities. Over the life of Securities purchased at a deep discount, the value of such Securities will increase such that, upon maturity, the holders of such Securities will receive 100% of the principal amount thereof.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


         To the Board of Directors of John Nuveen & Co. Incorporated and Unitholders of Nuveen Unit Trusts, Series 3:


         We have audited the accompanying statement of net assets and schedule of investments of Nuveen Unit Trusts, Series 3 (consisting of Nuveen Investment Grade Corporate Trust, Series 1 (Intermediate)), as of October 31, 1998 and the related statements of operations and changes in net assets for the period indicated on the face of the financial statements. These financial statements are the responsibility of the Sponsor (See Note 1). Our responsibility is to express an opinion on these financial statements based on our audit.


         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of October 31, 1998 were confirmed by direct correspondence with the Trustee. We believe that our audit provides a reasonable basis for our opinion.


         In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nuveen Unit Trusts, Series 3 (Nuveen Investment Grade Corporate Trust, Series 1 (Intermediate)), as of October 31, 1998, the results of its operations and changes in its net assets for the period indicated on the face of the financial statements, in conformity with generally accepted accounting principles.



                                                             ARTHUR ANDERSEN LLP




Chicago, Illinois
February 28, 1998

                             PROSPECTUS -- PART TWO


Part Two must be accompanied by Part One.
--------------------------------------------------------------------------------

    Sponsor                                  John Nuveen & Co. Incorporated
                                             333 West Wacker Drive
                                             Chicago, Illinois 60606
                                             312-917-7700
--------------------------------------------------------------------------------

                                             Swiss Bank Tower
                                             10 East 50th Street
                                             New York, New York 10022
                                             212-207-2000
--------------------------------------------------------------------------------

   Trustee                                  The Chase Manhattan Bank
                                            4 New York Plaza
                                            New York, New York 10004-2413
                                            800-257-8787
--------------------------------------------------------------------------------

   Legal Counsel                            Chapman and Cutler
     to Sponsor                             111 West Monroe Street
                                            Chicago, Illinois 60603
--------------------------------------------------------------------------------

   Legal Counsel                            Carter, Ledyard & Milburn
     to Trustee                             2 Wall Street
                                            New York, New York 10005
--------------------------------------------------------------------------------

   Independent                              Arthur Andersen LLP
     Public Accountants                     33 West Monroe Street
     for the Trust                          Chicago, Illinois 60603
--------------------------------------------------------------------------------


         Except as to the statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.


         This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, and to which reference is made.


         No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state. The Trust is registered as a Unit Investment Trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units has been guaranteed, sponsored, recommended or approved by the United States or any state or agency or officer thereof.